Non-controlling interests (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 30, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Noncontrolling Interest [Line Items]
Non-controlling interests			¥ 159,900	$ 25,092	¥ 166,987
Cash consideration	¥ 0
Myfin Insurance [Member]
Noncontrolling Interest [Line Items]
Non-controlling interests						¥ 20,151
Minority Interest Ownership Percentage By Noncontrolling Owners						40.00%
Pintec Ganzhou [Member]
Noncontrolling Interest [Line Items]
WFOE of PT. Capital Contribution From Non-Controlling Interest		¥ 300,000
Payment of Capital Contribution		300,000
Huatai Ningxia [Member]
Noncontrolling Interest [Line Items]
Capital Contribution From Non-Controlling Interest		200,000
Payment of Capital Contribution		¥ 150,000
Janko Loans Pty Ltd [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	50.00%		50.00%	50.00%
Wagepay Pty Ltd [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	50.00%		50.00%	50.00%